Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues
Schedule of revenues

	For the year ended
	December 31,
	2022	2023	2024
Revenues from long-term time charters	183,232	164,257	184,177
Revenues from spot time charters	187,802	233,581	172,085
Total	371,034	397,838	356,262